Material Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2023
Material Accounting Policies [Abstract]
Presentation currency	Presentation currency The functional currency of the Company and each of its subsidiaries is the United States dollar ("USD"). The Company's presentation currency is also USD.
Basis of measurement	Basis of measurement
These consolidated financial statements have been prepared on an historical cost basis, except for those assets and liabilities that are measured at revalued amounts or fair values at the end of each reporting period.

Basis of consolidation	Basis of consolidation
The accounts of the Company and its subsidiaries, which are controlled by the Company, have been included in these consolidated financial statements. Control is achieved when the Company is exposed, or has rights, to variable returns from the investee and when the Company has the ability to affect those returns through its power over the investee. Subsidiaries are included in the consolidated financial results of the Company from the effective date of acquisition up to the effective date of disposition or loss of control.
The Company's principal subsidiary at December 31, 2023 was the wholly-owned Compañía Minera La Llamarada, S.A. de C.V. located in Mexico whose principal project and purpose is ownership and operation of the Las Chispas Operation.

Foreign currencies	Foreign currencies
The functional currency is the currency of the primary economic environment in which the entity operates and has been determined for each entity within the Company. The Company considered the functional currency of the parent entity to be the Canadian Dollar (“CAD”) until June 30, 2023, after which the functional currency changed to USD. The functional currency was determined and treated in accordance with IAS 21 The effects of changes in foreign exchange rates which includes accounting for the functional currency change on a prospective basis.The Company considers the functional currency for its Mexican operations to be USD.
Foreign currency transactions
Foreign currency balances and transactions are translated into the respective functional currencies of each entity as follows:
•Monetary assets and liabilities are translated at period end exchange rates;
•Non-monetary assets and liabilities are translated at historical exchange rates in effect on the date transactions occurred;
•Revenue and expenses are translated using exchange rates approximating those in effect on the date transactions occurred; and
•Exchange gains and losses are included in profit or loss.

Cash and cash equivalents	Cash and cash equivalents
Cash and cash equivalents consist of cash on hand and highly liquid investments that are readily convertible to known amounts of cash with a term to maturity at the date of purchase of 90 days or less which are subject to an insignificant risk of change in value.

Bullion and bullion options	Bullion and bullion options
Bullion includes gold and silver bullion which the Company purchases from bullion banks to hold as treasury assets in accordance with its liquidity management policies. Bullion is initially recorded at cost on acquisition and subsequently measured at fair value at the end of each reporting period. Changes in the fair value are recognized in the period the changes occur. These changes are recorded to other expense in the consolidated statements of earnings and comprehensive earnings.
Bullion options include sold call options and purchased put options. Call options are instruments that give the option holder the right, but not the obligation, to purchase gold or silver at an agreed upon price in the future. Put options are instruments that give the option holder the right, but not the obligation, to sell gold or silver at an agreed upon price in the future. The Company receives an option premium in cash on selling the option, which is recorded as either an asset or a liability. The value of the option is remeasured using the Black-Scholes option pricing model at each reporting date, with gains or losses recorded to other expense, along with a corresponding increase to the derivative liability which is included in derivative liabilities.

Value-added tax receivable	Value-added tax receivable
Value-added tax receivables includes Goods and Services Tax receivables generated on the purchase of supplies and services and are refundable from the Canadian government. Value-added tax receivables and Long-term value-added tax receivables includes value-added taxes ("VAT") receivables generated on the purchase of supplies and services and are receivable from the Mexican government. The Company classifies VAT receivables as non-current if it does not expect collection of certain amounts to occur within the next year. The recovery of VAT involves a complex application process and the timing of collection of VAT receivables is uncertain. The Company has not recognized a loss allowance for expected credit losses as VAT receivables are not contract assets and therefore outside the scope of IFRS 9 Financial Instruments.

Inventories	Inventories
Inventories include stockpile, in process, finished and materials and supplies, and are measured at the lower of weighted average cost or net realizable value ("NRV"). For in process and finished inventories, cost includes all direct costs incurred in production, including direct labour and materials, depreciation and depletion, and directly attributable overhead costs. NRV is calculated as the estimated price at the time of sale based on prevailing and long-term metal prices less estimated future costs to convert the inventories into saleable form, transportation costs, and estimated costs to sell.
Stockpile represents ore that has been extracted from the mine and is available for further processing. Costs added to stockpiled ore inventory is based on current mining cost per ounce incurred up to the point of stockpiling the ore and are removed at the weighted average cost per ounce. Costs are included in in process inventory based on current costs incurred up to the point prior to the refining process, including applicable depletion of mining interests, and removed at the weighted average cost per recoverable ounce of silver equivalent. The average costs of finished inventories represent the average costs of in process inventory incurred prior to the refining process, plus applicable refining and transportation costs.
In process inventory includes inventory in the milling process, in tanks, and precipitates. Finished inventory includes metals in their final stage of production prior to sale, primarily doré at the mine site or in transit, and refined metal held at a refinery.
Any write-downs of inventories to NRV are recorded as cost of sales. If there is a subsequent increase in the value of inventories, the previous write-downs to NRV are reversed to the extent that the related inventories have not been sold.
Materials and supplies are measured at weighted average cost. Cost includes acquisition, freight, and other directly attributable costs. In the event that the NRV of the finished inventories, the production of which the materials and supplies are held for use in, is lower than the expected cost of the finished product, the material and supplies are written down to their NRV.

Mineral property, plant, and equipment	Mineral property, plant, and equipment
Exploration and evaluation assets - acquisition costs
The costs of acquiring exploration properties, including transaction costs, are capitalized as exploration and evaluation assets. All other exploration and evaluation expenditures are expensed in the period in which they are incurred.
Acquisition costs for each exploration property are carried forward as an asset provided that one of the following conditions is met:
•Such costs are expected to be recouped in full through the successful exploration and development of the exploration property or alternatively, by sale; or
•Exploration and evaluation activities in the property have not reached a stage which permits a reasonable assessment of the existence of economically recoverable reserves, but active and significant operations in relation to the exploration property are continuing or planned.
The Company performs an assessment for impairment of capitalized amounts whenever the facts and circumstances indicate that the asset may exceed its recoverable amount. In the case of undeveloped properties, there may be only inferred resources to allow management to form a basis for the impairment review. The review is based on the Company's intentions for the development of such an exploration property and management's determination that the exploration property is not viable. If an exploration property is considered to be impaired, all unrecoverable costs associated with the property are charged to the consolidated statement of earnings and comprehensive earnings at the time the determination is made. For the purposes of impairment testing, exploration and evaluation assets are allocated to cash-generating units to which the exploration activity relates. If the recoverable amount of an individual asset cannot be determined, the recoverable amount is determined for the cash generating unit ("CGU") to which the asset belongs. Where an impairment loss subsequently reverses, the carrying amount of the asset (or CGU) is increased to the revised estimate of its recoverable amount, but so that the increased carrying amount does not exceed the carrying amount that would have been determined had no impairment loss been recognized for the asset (or CGU) in prior years. A reversal of an impairment loss is recognized immediately in the consolidated statement of earnings and comprehensive earnings.
Exploration and evaluation expenditures
Exploration and evaluation costs, net of incidental revenues, are charged to the consolidated statement of earnings and comprehensive earnings in the year incurred until the technical feasibility and commercial viability of the extraction of mineral reserves or resources from a particular mineral property has been determined, in which case subsequent exploration costs and the costs incurred to develop a property are capitalized into mineral property, plant, and equipment. The establishment of technical feasibility and commercial viability of a mineral property is assessed based on a combination of factors, such as but not limited to: the extent to which mineral reserves or mineral resources have been identified through a feasibility study or similar level document; the results of optimization studies and further technical evaluation carried out to mitigate project risks identified in the feasibility study; the status of environmental permits, and the status of mining leases or permits.
Mineral property - development phase
Once the technical feasibility and commercial viability of an exploration property has been determined, it is then considered to be a mine under development and is reclassified to mineral property. The carrying value of capitalized exploration and evaluation acquisition costs are tested for impairment before they are transferred to mineral property.
All costs relating to the construction, installation, or completion of a mine that are incurred subsequent to the exploration and evaluation stage are capitalized to mineral property.
The Company assesses the stage of each mine under development to determine when an asset reaches the stage when it is in the condition for it to be capable of operating in a manner intended by management ("commercial production"). Determining when an asset has achieved commercial production is a matter of judgement. Depending on the specific facts and circumstances, the following factors may indicate that commercial production has commenced:
•all major capital expenditures to bring the mine to the condition necessary for it to be capable of operating in the manner intended by management have been completed;
•the completion of a reasonable period of testing of the mine plant and equipment;
•the ability to produce saleable product (e.g., the ability to produce ore within specifications);
•the mine has been transferred to operating personnel from internal development groups or external contractors;
•the mine or mill has reached a predetermined percentage of design capacity;
•mineral recoveries are at or near the expected production level; and
•the ability to sustain ongoing production of ore (i.e., the ability to continue to produce ore at a steady or increasing level).
Proceeds before intended use
Revenue from the sale of gold and silver ounces recovered before items of mineral property, plant, and equipment, such as the mine or process plant, are operating in the manner intended by management are recognized, along with related costs, in the consolidated statement of earnings and comprehensive earnings.
Mineral property - production phase
When management determines that a property is capable of commercial production, depletion of costs capitalized during development begins.
Once a mineral property has been brought into commercial production, the costs of any additional work on that property are expensed as incurred, except for exploration and development programs which constitute a betterment, which will be deferred and depleted over the remaining useful life of the related assets. Mineral properties include reclamation and closure provision costs related to the reclamation of mineral properties. Mineral properties are derecognized upon disposal, or impaired when no future economic benefits are expected to arise from continued use of the asset or the carrying value of the CGU exceeds its recoverable amount. Any gain or loss on disposal of the asset, determined as the difference between the proceeds received and the carrying amount of the asset is recognized in the consolidated statement of earnings and comprehensive earnings.
Mineral properties are depleted on the unit-of-production basis using the mineable tonnes extracted from the mine in the period as a percentage of the total mineable tonnes to be extracted in current and future periods based on mineral reserves. Mineral properties are recorded at cost, net of accumulated depletion and accumulated impairment losses and are not intended to represent future values. Recovery of capitalized costs is dependent on successful development of economic mining operations or the disposition of the related mineral property.
Property, plant, and equipment
Property, plant, and equipment is recorded at historical cost less accumulated depreciation and impairment charges.
The cost of an item of property, plant, and equipment includes the purchase price or construction cost, any costs directly attributable to bringing the asset to the location and condition necessary for its intended use, an initial estimate of the costs of dismantling and removing the item and restoring the site on which it is located, and for qualifying assets, the associated borrowing costs.
Where an item of plant and equipment is comprised of major components with different useful lives, the components are accounted for as separate items of plant and equipment.
Plant and equipment is depreciated to its estimated residual value using either the straight-line or the units-of-production method over the estimated useful lives of the individual assets. The major categories of plant and equipment and their useful lives and depreciation method are as follows:

Category	Estimated life	Depreciation method
Computer equipment	3-4 years	Straight-line
Mining equipment	5-15 years	Straight-line
Vehicles	4 years	Straight-line
Buildings	Life-of-mine	Straight-line
Mine plant and related equipment	Life-of-mine	Straight-line
Underground infrastructure	Life-of-mine	Straight-line
Assets under construction are not depreciated until available for their intended use. Non-depreciable property, such as land, is recorded at historical cost, less any impairment charges.
The Company conducts a review of residual values, useful lives, and depreciation methods annually and when events and circumstances indicate such a review should be made. Any changes in estimates that arise from this review are accounted for prospectively.
An item of property, plant, and equipment is derecognized upon disposal or when no future economic benefits are expected to arise from the continued use of the asset. Any gain or loss arising on disposal of the asset, determined as the difference between the net disposal proceeds and the carrying amount of the asset, is recognized in the statement of consolidated income (loss) and comprehensive income (loss).

Reclamation and closure provision	Reclamation and closure provision
The Company recognizes liabilities for statutory, contractual, constructive, or legal obligations, including those associated with the reclamation and closure of exploration and evaluation assets, mineral properties, plant, and equipment, when those obligations result from the acquisition, construction, development or normal operation of the assets. Initially, a liability for an environmental rehabilitation obligation is recognized at its present value if a reasonable estimate of cost can be made. The Company records the present value of estimated future cash flows, adjusted for inflation, associated with reclamation as a liability, at a risk-free rate, when the liability is incurred and increases the carrying value of the related assets for that amount. Subsequently, these capitalized reclamation and closure costs are amortized over the life of the related assets. At the end of each period, the liability is increased to reflect the passage of time (accretion expense) and changes in the estimated future cash flows underlying any initial estimates (additional reclamation and closure costs). The Company recognizes its environmental liability on a site-by-site basis when it can be reliably estimated. Environmental expenditures related to existing conditions resulting from past or current operations and from which no current or future benefit is discernible are charged to the consolidated statement of earnings and comprehensive earnings.

Share-based compensation and payments	Share-based compensation and payments
The Company grants stock options to buy common shares of the Company to directors, officers, employees, and consultants. The cost of stock options granted is recorded based on the estimated fair-value at the grant date and is either capitalized to the consolidated statement of financial position or charged to the consolidated statement of earnings and comprehensive earnings over the vesting period. Where stock options are subject to vesting, each vesting tranche is considered a separate award with its own vesting period and grant date fair value. The fair value of each tranche is measured at the date of grant using the Black-Scholes Option Pricing Model. Compensation expense is recognized over the tranche's vesting period by either capitalization to the consolidated statement of financial position or a charge to the consolidated statement of earnings and comprehensive earnings, with a corresponding increase to reserves based on the number of options expected to vest. Consideration paid for the shares on the exercise of stock options is credited to capital stock. The number of options expected to vest is reviewed at least annually, with any impact being recognized immediately.
In situations where equity instruments are issued to non-employees and some or all the goods or services received by the entity as consideration cannot be specifically identified, they are measured at fair value of the share-based payment. Otherwise, share-based payments to non-employees are measured at the fair value of goods or services received.
Share unit plan
On June 15, 2021, the shareholders of the Company approved the adoption of a Equity Share Unit Plan for the Company (the "SU Plan") pursuant to which the Company may grant share units ("SUs"), including restricted share units ("RSUs"), performance share units ("PSUs") and deferred share units ("DSUs"). The SU Plan provides for up to 1.5% of the outstanding common shares of the Company from time to time to be issuable to settle share units granted under the SU Plan.
The SUs will be subject to any combination of time-based vesting and performance-based vesting conditions as the Board of Directors shall determine from time to time. Unless set forth in the particular award agreement, the Board of Directors may elect one or any combination of the following settlement methods for the settlement of SUs: issuing shares from treasury, causing a broker to purchase shares on the TSX; and/or paying cash. While the SUs issued during 2023 and 2022 did not specify a method of settlement, the Company determined that at least a portion would be settled by a brokered purchase or cash. Accordingly, the Company recorded the value of SUs issued and vested as an accrued liability.
DSUs
DSUs vest immediately and become payable upon the retirement of the holder. The share-based compensation expense related to these DSUs was calculated using the fair value method based on the market price of the Company's shares at the end of each reporting period and the Company records a corresponding liability in accounts payable and accrued liabilities.
RSUs
Share-based compensation of RSUs is calculated using the fair-value method based on the market price of the Company's shares at the grant date and is recorded over the vesting period. Where RSUs are subject to vesting, each vesting tranche is considered a separate award with its own vesting period and grant date fair value. Share-based compensation is recognized over the tranche's vesting period as either an expense, inventories, exploration and evaluation expenditure, or capitalized as mineral property, plant, and equipment, with a corresponding change in accrued liabilities. The value of vested RSUs is remeasured at each reporting date to the current market price of the Company's shares.
PSUs
Share-based compensation of PSUs is calculated using the fair-value method based on the market price of the Company's shares at the grant date and is recorded over the vesting period. Share-based compensation is recognized on a straight-line method basis, over the PSU's vesting period as either an expense, inventories, or capitalized as mineral property, plant, and equipment, with a corresponding change in accrued liabilities. The value of vested PSUs is remeasured at each reporting date to the current market price of the Company's shares.

Related party transactions	Related party transactions
Parties are related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control, and related parties may be individuals, such as key management personnel, including immediate family members of the individual, or corporate entities, including the Company's wholly owned subsidiaries. A transaction is a related party transaction when there is a transfer of resources or obligations between related parties.

Earnings per share	Earnings per share
Basic earnings per share is computed by dividing earnings available to common shareholders by the weighted average number of shares outstanding during the reporting period. Diluted earnings per share is computed similarly to basic earnings per share except that the weighted average shares outstanding are increased to include additional shares for the assumed exercise of stock options and share units, if dilutive.
The number of additional shares is calculated by assuming that outstanding stock options and share units were exercised and that the proceeds from such exercises were used to acquire common stock at the average market price during the reporting periods.

Revenue recognition	Revenue recognition
The Company's primary source of revenue is the sale of refined gold and silver and its performance obligations are the delivery of refined gold and silver to its customers.
Revenue from the sale of metal is recognized when the buyer obtains control of the metal. When considering whether the Company has satisfied its performance obligations, it considers the indicators of the transfer of control, which include, but are not limited to, whether: the Company has a present right to payment; the customer has legal title to the metal; the Company has transferred physical possession of the metal to the customer; and, the customer has the significant risks and rewards of ownership of the metal. Revenue is recognized at the time when the risks and rewards of ownership and title transfers to the customer, which is when the Company irrevocably instructs the refinery to deliver the metals to the customer.
The Company sells gold and silver to bullion banks who are members of the London Bullion Market Association. The sales price is fixed on the date of sale based on spot price or by mutual agreement.

Taxation	Taxation
Income tax expense comprises current and deferred income taxes. Current and deferred income taxes are recognized in profit or loss except to the extent that they relate to items recognized directly in equity. Current income tax expense is the expected tax payable on taxable income for the year, using tax rates enacted or substantively enacted at year end, adjusted for amendments to tax payable with regards to previous years.
The Company follows the asset and liability method of accounting for income taxes whereby deferred income tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred income tax assets and liabilities are measured using enacted or substantively enacted tax rates and laws expected to apply in the years in which temporary differences are expected to be recovered or settled. The effect of a change in tax rates on deferred income tax assets and liabilities is recognized in operations in the period of substantive enactment.
A deferred tax asset is recognized only to the extent that it is probable that future taxable profits will be available against which the asset can be utilized. To the extent that the Company does not consider it probable that a deferred tax asset will be recovered, the deferred tax asset is not recorded. Deferred income tax assets and liabilities are presented as non-current in the financial statements.

Financial instruments	Financial instruments
The Company classifies its financial instruments in the following categories: at fair value through profit and loss ("FVTPL"), at fair value through other comprehensive income (loss) ("FVTOCI"), or at amortized cost. The Company determines the classification of financial assets at initial recognition. The classification of debt instruments is driven by the Company's business model for managing the financial assets and their contractual cash flow characteristics. Equity instruments that are held for trading are classified as FVTPL. For other equity instruments, on the day of acquisition the Company can make an irrevocable election (on an instrument-by-instrument basis) to designate them as at FVTOCI. Financial liabilities are measured at amortized cost, unless they are required to be measured at FVTPL (such as instruments held for trading or derivatives) or the Company has opted to measure them at FVTPL.
Financial assets and liabilities at amortized cost are initially recognized at fair value plus or minus transaction costs, respectively, and subsequently carried at amortized cost less any impairment.
Financial assets and liabilities carried at FVTPL are initially recorded at fair value and transaction costs are expensed in profit or loss. Realized and unrealized gains and losses arising from changes in the fair value of the financial assets and liabilities held at FVTPL are recognized in profit or loss for the period.
An 'expected credit loss' impairment model applies which requires a loss allowance to be recognized based on expected credit losses. The estimated present value of future cash flows associated with the asset is determined and an impairment loss is recognized for the difference between this amount and the carrying amount as follows: the carrying amount of the asset is reduced to the present value of estimated future cash flows associated with the asset, discounted at the financial asset's original effective interest rate, either directly or through the use of an allowance account and the resulting loss is recognized in profit or loss for the period.
The Company derecognizes financial assets only when the contractual rights to cash flows from the financial assets expire, or when it transfers the financial assets and substantially all the associated risks and rewards of ownership to another entity. Gains and losses on derecognition are generally recognized in the consolidated statement of earnings and comprehensive earnings.